LVIP Delaware Social Awareness Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.64%
Airlines–0.57%
†Allegiant Travel Co.	11,434	$ 1,856,767
†Southwest Airlines Co.	61,923	2,836,074
		4,692,841
Auto Components–0.35%
BorgWarner, Inc.	73,990	2,878,211
		2,878,211
Automobiles–1.55%
†Tesla, Inc.	11,820	12,737,232
		12,737,232
Banks–5.27%
Comerica, Inc.	45,090	4,077,489
East West Bancorp, Inc.	101,123	7,990,739
JPMorgan Chase & Co.	95,153	12,971,257
KeyCorp	223,777	5,008,129
U.S. Bancorp	173,862	9,240,765
Webster Financial Corp.	71,897	4,034,860
		43,323,239
Beverages–1.51%
PepsiCo, Inc.	74,280	12,432,986
		12,432,986
Biotechnology–1.73%
†Exact Sciences Corp.	47,620	3,329,590
†Neurocrine Biosciences, Inc.	39,560	3,708,750
†Vertex Pharmaceuticals, Inc.	27,697	7,228,086
		14,266,426
Building Products–1.22%
Carlisle Cos., Inc.	16,428	4,039,974
Trane Technologies PLC	39,460	6,025,542
		10,065,516
Capital Markets–3.09%
BlackRock, Inc.	9,859	7,533,952
Intercontinental Exchange, Inc.	41,302	5,456,820
Raymond James Financial, Inc.	57,276	6,295,205
State Street Corp.	69,886	6,088,469
		25,374,446
Chemicals–2.48%
Corteva, Inc.	87,998	5,058,125
Dow, Inc.	45,848	2,921,435
DuPont de Nemours, Inc.	60,342	4,439,964
Eastman Chemical Co.	29,650	3,322,579
Linde PLC	14,629	4,672,941
		20,415,044
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.52%
Waste Management, Inc.	26,745	$ 4,239,083
		4,239,083
Communications Equipment–0.89%
Cisco Systems, Inc.	130,825	7,294,802
		7,294,802
Construction & Engineering–1.87%
†Ameresco, Inc. Class A	46,604	3,705,018
Quanta Services, Inc.	88,900	11,700,129
		15,405,147
Consumer Finance–0.68%
Capital One Financial Corp.	42,823	5,622,232
		5,622,232
Containers & Packaging–0.56%
Westrock Co.	97,177	4,570,234
		4,570,234
Diversified Telecommunication Services–0.71%
AT&T, Inc.	245,971	5,812,295
		5,812,295
Electrical Equipment–1.55%
Eaton Corp. PLC	25,120	3,812,211
Emerson Electric Co.	43,460	4,261,253
†Generac Holdings, Inc.	9,016	2,680,096
Rockwell Automation, Inc.	7,223	2,022,657
		12,776,217
Entertainment–1.19%
†Walt Disney Co.	71,664	9,829,434
		9,829,434
Equity Real Estate Investment Trusts–2.33%
American Tower Corp.	28,080	7,054,258
Brixmor Property Group, Inc.	154,083	3,976,882
Camden Property Trust	27,430	4,558,866
First Industrial Realty Trust, Inc.	57,630	3,567,873
		19,157,879
Food & Staples Retailing–0.78%
Casey's General Stores, Inc.	32,285	6,397,918
		6,397,918
Food Products–0.65%
General Mills, Inc.	79,362	5,374,395
		5,374,395
Gas Utilities–0.20%
South Jersey Industries, Inc.	47,060	1,625,923
		1,625,923
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.26%
Abbott Laboratories	70,920	$ 8,394,092
Becton Dickinson & Co.	17,710	4,710,860
†Dexcom, Inc.	10,210	5,223,436
†Edwards Lifesciences Corp.	55,010	6,475,777
†Quidel Corp.	17,920	2,015,283
		26,819,448
Health Care Providers & Services–1.05%
Cigna Corp.	36,160	8,664,298
		8,664,298
Health Care Technology–0.33%
†Teladoc Health, Inc.	37,320	2,691,892
		2,691,892
Hotels, Restaurants & Leisure–2.02%
Aramark	140,934	5,299,118
Starbucks Corp.	83,353	7,582,622
Texas Roadhouse, Inc.	44,228	3,703,211
		16,584,951
Household Durables–0.77%
DR Horton, Inc.	44,790	3,337,303
Toll Brothers, Inc.	63,190	2,971,194
		6,308,497
Industrial Conglomerates–1.19%
Roper Technologies, Inc.	20,731	9,789,800
		9,789,800
Insurance–1.67%
Axis Capital Holdings Ltd.	84,924	5,135,354
Reinsurance Group of America, Inc.	42,073	4,605,311
Travelers Cos., Inc.	21,664	3,958,663
		13,699,328
Interactive Media & Services–7.09%
†Alphabet, Inc. Class A	17,581	48,898,914
†Meta Platforms, Inc. Class A	42,340	9,414,723
		58,313,637
Internet & Direct Marketing Retail–4.05%
†Amazon.com, Inc.	10,210	33,284,089
		33,284,089
IT Services–3.59%
Accenture PLC Class A	34,086	11,494,822
Visa, Inc. Class A	81,311	18,032,340
		29,527,162
Life Sciences Tools & Services–1.74%
†Repligen Corp.	19,930	3,748,634
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	17,820	$ 10,525,383
		14,274,017
Machinery–3.00%
Deere & Co.	21,870	9,086,110
†Gates Industrial Corp. PLC	123,080	1,853,585
Ingersoll Rand, Inc.	39,169	1,972,159
Lincoln Electric Holdings, Inc.	36,010	4,962,538
Parker-Hannifin Corp.	23,927	6,789,526
		24,663,918
Media–1.15%
Comcast Corp. Class A	201,590	9,438,444
		9,438,444
Metals & Mining–0.43%
Reliance Steel & Aluminum Co.	19,440	3,564,324
		3,564,324
Multi-Utilities–0.30%
Black Hills Corp.	32,504	2,503,458
		2,503,458
Oil, Gas & Consumable Fuels–2.72%
ConocoPhillips	107,750	10,775,000
Diamondback Energy, Inc.	84,702	11,610,950
		22,385,950
Pharmaceuticals–4.26%
†Catalent, Inc.	39,200	4,347,280
Johnson & Johnson	71,710	12,709,164
Merck & Co., Inc.	94,882	7,785,068
Pfizer, Inc.	197,660	10,232,858
		35,074,370
Road & Rail–2.02%
Knight-Swift Transportation Holdings, Inc.	92,919	4,688,693
†Uber Technologies, Inc.	35,924	1,281,768
Union Pacific Corp.	38,915	10,631,967
		16,602,428
Semiconductors & Semiconductor Equipment–5.63%
Broadcom, Inc.	17,887	11,263,086
Intel Corp.	139,079	6,892,755
NVIDIA Corp.	52,989	14,458,579
†ON Semiconductor Corp.	77,806	4,871,434
Texas Instruments, Inc.	48,259	8,854,561
		46,340,415
Software–13.17%
†Adobe, Inc.	24,436	11,133,530

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Crowdstrike Holdings, Inc. Class A	17,966	$ 4,079,719
Intuit, Inc.	13,236	6,364,398
Microsoft Corp.	170,715	52,633,142
†PTC, Inc.	44,022	4,742,050
†salesforce.com, Inc.	37,949	8,057,332
†ServiceNow, Inc.	15,944	8,879,054
SS&C Technologies Holdings, Inc.	83,504	6,264,470
†Tyler Technologies, Inc.	13,845	6,159,502
		108,313,197
Specialty Retail–3.41%
†Five Below, Inc.	40,721	6,448,985
Home Depot, Inc.	44,294	13,258,523
Tractor Supply Co.	35,907	8,379,616
		28,087,124
Technology Hardware, Storage & Peripherals–5.48%
Apple, Inc.	258,279	45,098,096
		45,098,096
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.13%
NIKE, Inc. Class B	68,841	$ 9,263,245
		9,263,245
Thrifts & Mortgage Finance–0.48%
Essent Group Ltd.	96,180	3,963,578
		3,963,578
Total Common Stock (Cost $366,365,901)		819,547,166

MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	3,190,629	3,190,629
Total Money Market Fund (Cost $3,190,629)		3,190,629

TOTAL INVESTMENTS–100.03% (Cost $369,556,530)	822,737,795
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(259,012)
NET ASSETS APPLICABLE TO 15,923,777 SHARES OUTSTANDING–100.00%	$822,478,783

† Non-income producing.
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$819,547,166	$—	$—	$819,547,166
Money Market Fund	3,190,629	—	—	3,190,629
Total Investments	$822,737,795	$—	$—	$822,737,795
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–4